UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$267,200,720
Cash	35,636
Collateral for securities loaned	81,389,087
Dividends receivable	206,075
Subscriptions receivable	253,489
Receivable for investments sold	785,797

Total assets	349,870,804

LIABILITIES:
Due to investment adviser	250,354
Payable upon return of securities loaned	81,389,087
Redemptions payable	611,821
Payable for investments purchased	4,003,488

Total liabilities	86,254,750

NET ASSETS	$263,616,054

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,502,353
Additional paid-in capital	264,463,698
Net unrealized appreciation on investments	9,458,743
Undistributed net investment income	53,600
Accumulated net realized loss on investments	(11,862,340)

NET ASSETS	$263,616,054

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$17.55

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	15,023,525

(1) Cost of investments in securities:	$257,741,977

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$116,801
Income from securities lending	37,722
Dividends	1,652,515

Total income	1,807,038

EXPENSES:
Audit fees	7,675
Bank and custodial fees	10,914
Investment administration	60,456
Management fees	1,316,516
Other expenses	28,897

Total expenses	1,424,458

Less amount reimbursed by investment adviser	21,282

Net expenses	1,403,176

NET INVESTMENT INCOME	403,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(14,288,348)
Change in net unrealized appreciation on investments	(15,113,723)
Net increase from payment by affiliate	239,344

Net realized and unrealized loss on investments	(29,162,727)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,758,865)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$403,862		$330,617
Net realized gain (loss) on investments	(14,288,348)		28,688,972
Change in net unrealized appreciation on investments	(15,113,723)		(20,129,237)
Net increase from payment by affiliate	239,344

Net increase (decrease) in net assets resulting from operations	(28,758,865)		8,890,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(350,262)		(247,530)
From net realized gains			(31,346,388)

Total distributions	(350,262)		(31,593,918)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	61,770,475		139,531,840
Reinvestment of distributions	350,262		31,593,918
Redemptions of shares	(50,404,881)		(132,443,239)

Net increase in net assets resulting from share transactions	11,715,856		38,682,519

Total increase (decrease) in net assets	(17,393,271)		15,978,953

NET ASSETS:
Beginning of period	281,009,325		265,030,372

End of period (1)	$263,616,054		$281,009,325

OTHER INFORMATION:

SHARES:
Sold	3,411,728		6,273,879
Issued in reinvestment of distributions	19,057		1,606,245
Redeemed	(2,792,486)		(5,950,830)

Net increase	638,299		1,929,294

(1) Including undistributed net investment income	$53,600	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.45%
40,197	BE Aerospace Inc *	936,188
47,458	Ducommun Inc *	1,089,636
50,428	Moog Inc * †	1,877,939
54,380	Teledyne Technologies Inc *	2,653,200
		$6,556,963

AIR FREIGHT --- 0.57%
30,625	Atlas Air Worldwide Holdings Inc * †	1,514,713
		$1,514,713

AUTO PARTS & EQUIPMENT --- 1.02%
67,051	Commercial Vehicle Group Inc * †	626,927
56,955	Federal Mogul Corp *	918,684
82,332	Gentex Corp †	1,188,874
		$2,734,485

BANKS --- 6.31%
88,179	Bank of the Ozarks Inc †	1,310,340
30,848	BOK Financial Corp	1,648,825
126,024	CVB Financial Corp †	1,189,666
54,539	Hancock Holding Co †	2,142,837
30,395	Iberiabank Corp †	1,351,666
85,672	Old National Bancorp †	1,221,683
34,014	Pennsylvania Commerce Bancorp Inc *	818,037
67,366	Prosperity Bancshares Inc †	1,800,693
54,625	Signature Bank * †	1,407,140
204,785	Sterling Bancshares Inc †	1,861,496
44,017	SVB Financial Group * †	2,117,658
		$16,870,041

BIOTECHNOLOGY --- 1.16%
64,676	PerkinElmer Inc	1,801,226
25,627	Varian Inc *	1,308,515
		$3,109,741

BROADCAST/MEDIA --- 0.68%
29,744	General Cable Corp * †	1,809,922
		$1,809,922

BUILDING MATERIALS --- 1.18%
60,166	Armstrong World Industries Inc †	1,758,051
24,777	Texas Industries Inc †	1,390,733
		$3,148,784

CHEMICALS --- 2.37%
26,949	Cytec Industries Inc	1,470,337
21,857	FMC Corp	1,692,606
16,316	Minerals Technologies Inc †	1,037,534
78,940	Solutia Inc *	1,012,011
75,170	Zep Inc †	1,118,530
		$6,331,018

COMMUNICATIONS - EQUIPMENT --- 2.83%
61,297	ADC Telecommunications Inc *	905,357
81,679	ADTRAN Inc †	1,947,227
14,498	Black Box Corp †	393,693
32,812	CommScope Inc *	1,731,489
85,801	Emulex Corp *	999,582
108,093	Tekelec * †	1,590,048
		$7,567,396

COMPUTER HARDWARE & SYSTEMS --- 0.31%
35,904	Teradata Corp *	830,819
		$830,819

COMPUTER SOFTWARE & SERVICES --- 3.40%
63,857	Alloy Inc *	461,686
33,775	Epicor Software Corp * †	233,325
86,170	InterVoice-Brite Inc * †	491,169
79,669	Mentor Graphics Corp * †	1,258,770
78,390	Progress Software Corp *	2,004,432
47,208	Quest Software Inc *	699,150
88,148	Radiant Systems Inc * †	945,828
59,119	Sybase Inc * †	1,739,281
125,750	United Online Inc †	1,261,273
		$9,094,914

CONGLOMERATES --- 0.73%
34,971	Teleflex Inc	1,944,038
		$1,944,038

CONTAINERS --- 0.65%
12,681	Greif Inc	811,964
112,860	Myers Industries Inc	919,809
		$1,731,773

COSMETICS & PERSONAL CARE --- 0.95%
96,864	Alberto-Culver Co	2,544,617
		$2,544,617

DISTRIBUTORS --- 1.09%
15,852	Core-Mark Holding Co Inc * †	415,322
108,659	Spartan Stores Inc †	2,499,157
		$2,914,479

ELECTRIC COMPANIES --- 2.74%
47,890	ALLETE Inc †	2,011,380
36,340	ITC Holdings Corp	1,857,337
49,007	NorthWestern Corp	1,245,758
98,209	Portland General Electric Co	2,211,667
		$7,326,142

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.70%
38,025	Acuity Brands Inc †	1,828,242
14,281	Anixter International Inc * †	849,577
47,267	Daktronics Inc	953,375
45,631	Excel Technology Inc *	1,018,484
35,732	II-VI Inc * †	1,247,762
89,808	Littelfuse Inc *	2,833,442
56,480	Plexus Corp *	1,563,367
58,275	Polypore International Inc * †	1,476,106
22,966	Rofin-Sinar Technologies Inc * †	693,573
59,904	ScanSource Inc * †	1,603,031
130,121	Vishay Intertechnology Inc *	1,154,173
		$15,221,132

ELECTRONICS - SEMICONDUCTOR --- 2.57%
66,008	Cohu Inc †	968,997
51,633	Diodes Inc * †	1,427,136
113,725	Exar Corp * †	857,487
118,418	ON Semiconductor Corp * †	1,085,893
110,784	Verigy Ltd *	2,515,905
		$6,855,418

ENGINEERING & CONSTRUCTION --- 0.44%
36,814	Granite Construction Inc †	1,160,745
		$1,160,745

FINANCIAL SERVICES --- 0.76%
75,308	JMP Group Inc †	497,775
99,602	PHH Corp * †	1,528,891
		$2,026,666

FOOD & BEVERAGES --- 0.98%
38,607	J&J Snack Foods Corp †	1,058,218
31,297	Ralcorp Holdings Inc * †	1,547,324
		$2,605,542

GOLD, METALS & MINING --- 1.45%
20,201	Haynes International Inc * †	1,162,567
35,143	Reliance Steel & Aluminum Co	2,709,174
		$3,871,741

HEALTH CARE RELATED --- 2.93%
29,641	Amedisys Inc *	1,494,499
41,822	Corvel Corp *	1,416,511
51,877	Healthspring Inc * †	875,684
55,954	inVentiv Health Inc *	1,554,962
32,653	MWI Veterinary Supply Inc * †	1,081,141
104,758	Skilled Healthcare Group Inc * †	1,405,852
		$7,828,649

INSURANCE RELATED --- 4.11%
157,854	American Equity Investment Life Holding Co †	1,286,510
26,410	American Physicians Capital Inc †	1,279,301
38,921	Delphi Financial Group Inc Class A	900,632
91,974	Employers Holdings Inc †	1,903,862
79,574	Fidelity National Title Group Inc	1,002,632
29,121	Navigators Group Inc * †	1,573,990
26,269	ProAssurance Corp * †	1,263,802
35,977	RLI Corp	1,779,782
		$10,990,511

INVESTMENT BANK/BROKERAGE FIRM --- 1.35%
38,421	Investment Technology Group Inc *	1,285,567
67,518	Stifel Financial Corp * †	2,321,944
		$3,607,511

LEISURE & ENTERTAINMENT --- 0.60%
73,979	Dover Downs Gaming & Entertainment Inc †	474,945
42,425	Steinway Musical Instruments Inc * †	1,120,020
		$1,594,965

MACHINERY --- 2.51%
31,942	CLARCOR Inc †	1,121,164
38,326	Harsco Corp	2,085,318
58,523	Intevac Inc * †	660,139
11,383	Nordson Corp †	829,707
41,435	Wabtec Corp	2,014,570
		$6,710,898

MANUFACTURING --- 2.34%
79,873	Actuant Corp Class A †	2,504,018
81,093	McGrath Rentcorp †	1,994,077
52,977	RBC Bearings Inc * †	1,765,194
		$6,263,289

MEDICAL PRODUCTS --- 1.55%
54,046	Hill-Rom Holdings Inc †	1,458,161
58,563	Medical Action Industries Inc * †	607,298
47,869	West Pharmaceutical Services Inc †	2,071,771
		$4,137,230

OIL & GAS --- 9.10%
68,008	Cano Petroleum Inc *	539,984
58,683	Dresser-Rand Group Inc *	2,294,505
21,755	Exterran Holdings Inc * †	1,555,265
30,477	Frontier Oil Corp †	728,705
35,475	Helix Energy Solutions Group Inc *	1,477,179
82,616	Mariner Energy Inc *	3,054,313
105,431	Newpark Resources Inc * †	828,688
31,447	Oceaneering International Inc * †	2,422,991
98,671	Parallel Petroleum Corp * †	1,986,247
55,492	Penn Virginia Corp †	4,185,207
31,712	St Mary Land & Exploration Co	2,049,864
35,573	Superior Well Services Inc * †	1,128,020
53,064	TETRA Technologies Inc * †	1,258,147
34,480	Venoco Inc *	800,281
		$24,309,396

PAPER & FOREST PRODUCTS --- 0.63%
56,010	Rock-Tenn Co Class A	1,679,740
		$1,679,740

PERSONAL LOANS --- 0.59%
104,192	Dollar Financial Corp * †	1,574,341
		$1,574,341

PHARMACEUTICALS --- 1.48%
58,330	Perrigo Co †	1,853,144
108,921	Sciele Pharma Inc †	2,107,622
		$3,960,766

POLLUTION CONTROL --- 2.48%
94,863	ABM Industries Inc †	2,110,702
63,064	American Ecology Corp †	1,862,280
83,339	Waste Connections Inc *	2,661,014
		$6,633,996

PRINTING & PUBLISHING --- 2.47%
86,717	AH Belo Corp †	494,287
92,921	Interactive Data Corp	2,335,105
83,678	John Wiley & Sons Inc Class A †	3,768,020
		$6,597,412

RAILROADS --- 0.53%
41,821	Genesee & Wyoming Inc * †	1,422,750
		$1,422,750

REAL ESTATE --- 3.57%
15,948	American Campus Communities Inc REIT	443,992
111,907	Capstead Mortgage Corp REIT †	1,214,191
86,024	Forestar Real Estate Group Inc * †	1,638,757
43,827	Health Care Inc REIT †	1,950,302
111,296	Kite Realty Group Trust REIT †	1,391,200
63,981	Potlatch Corp REIT †	2,886,823
		$9,525,265

RESTAURANTS --- 1.33%
61,197	Bob Evans Farms Inc	1,750,234
33,511	CEC Entertainment Inc * †	938,643
349,247	Cosi Inc * †	876,610
		$3,565,487

RETAIL --- 2.50%
43,349	Dollar Tree Inc *	1,417,079
0.82	Finish Line Inc	7
75,353	Genesco Inc * †	2,326,147
47,250	Jo-Ann Stores Inc * †	1,088,168
285,618	Sally Beauty Co Inc * †	1,845,092
		$6,676,493

SAVINGS & LOANS --- 0.77%
112,228	Beneficial Mutual Bancorp Inc * †	1,242,364
89,805	Westfield Financial Inc	812,735
		$2,055,099

SPECIALIZED SERVICES --- 7.19%
54,330	Alliance Data Systems Corp *	3,072,362
156,090	Broadridge Financial Solutions Inc	3,285,694
80,635	Geo Group Inc * †	1,814,287
50,986	Hillenbrand Inc	1,091,100
111,506	Perot Systems Corp Class A * †	1,673,705
235,028	Rollins Inc †	3,483,115
145,613	Standard Parking Corp * †	2,650,157
85,976	Wright Express Corp *	2,132,205
		$19,202,625

TELEPHONE & TELECOMMUNICATIONS --- 0.34%
84,951	Anaren Microwave Inc * †	897,932
		$897,932

TEXTILES --- 2.33%
58,460	Carter's Inc * †	807,917
66,971	FGX International Holdings Ltd *	538,447
79,591	Fossil Inc *	2,313,710
94,469	Hanesbrands Inc * †	2,563,889
		$6,223,963

TRANSPORTATION --- 1.95%
33,855	Con-Way Inc †	1,599,987
51,495	Hub Group Inc *	1,757,524
27,004	Ryder System Inc	1,860,036
		$5,217,547

UTILITIES --- 1.67%
155,787	UGI Corp	4,472,645
		$4,472,645

WATER --- 0.67%
30,443	American States Water Co †	1,063,678
43,788	Middlesex Water Co	726,443
		$1,790,121

TOTAL COMMON STOCK --- 95.33%		$254,709,720
(Cost $245,250,977)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,491,000	Fannie Mae	12,491,000
	2.050% July 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 4.67%		$12,491,000
(Cost $12,491,000)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%		$267,200,720
(Cost $257,741,977)

Legend

*	Non-income Producing Security
†

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Bank of America LLC, 2.550%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $80,914,731.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Porfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	10,275,250	3.85%
Consumer Products & Services	47,272,209	17.68%
Financial Services	46,649,434	17.46%
Health Care Related	19,036,386	7.12%
Industrial Products & Services	38,577,915	14.44%
Natural Resources	29,860,877	11.18%
Short Term Investments	12,491,000	4.67%
Technology	38,559,246	14.43%
Transportation	10,889,495	4.08%
Utilities	13,588,908	5.09%
	$ 267,200,720	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$254,709,720	$		$		$254,709,720
Short-Term Investments	12,491,000					12,491,000
Total	$267,200,720		$-		$-	$267,200,720

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.
The Payment by affiliate amount shown in the Statement of Operations represents a payment received by the Maxim Loomis Sayles Small-Cap Value Fund from their advisor. The Fund was reimbursed in the amount of $239,344 for losses resulting from an investment transaction error.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $98,076,395 and $85,209,149, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $257,943,676. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $29,720,079 and gross depreciation of securities in which there was an excess of tax cost over value of $20,463,035, resulting in net appreciation of $9,257,044.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $80,909,051 and received collateral of $81,389,087 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

     The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008